Consolidated Balance Sheets - USD ($)		Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash and cash equivalents		$ 16,470,299	$ 19,732,770
Accounts receivable, net		9,329,495	5,181,394
Deposits and other receivables		286,153	350,120
Inventories		364,254	421,998
Advances to suppliers		17,421	57,415
Prepaid expenses		373,617	72,356
Other receivables-related parties			936,608
Total current assets		26,841,239	26,752,661
PLANT AND EQUIPMENT, net		41,267,655	34,381,554
OTHER ASSETS
Prepayments		3,658,748	5,771,681
Intangible assets, net		4,913,376	2,449,759
Deferred tax asset		520,147	188,381
Long-term deposit		397,300	11,294
Total other assets		9,489,571	8,421,115
Total assets		77,598,465	69,555,330
CURRENT LIABILITIES
Short term loan - bank		7,972,190	7,751,250
Accounts payable, trade		1,726,158	1,820,585
Other payables and accrued liabilities		4,817,399	735,789
Other payables - related parties		2,584,104	182,000
Customer deposits			402,499
Taxes payable		1,098,093	1,113,617
Capital lease obligation-current portion		4,615,083	1,610,492
Dividends payable		7,994,125
Total current liabilities		30,807,152	13,616,232
LONG TERM LIABILITIES
Other payables			487,500
Other payables - related parties			9,801,110
Dividends payable			7,935,525
Capital lease obligation-net of current portion		138,952	68,361
Total long term liabilities		138,952	18,292,496
Total liabilities		$ 30,946,104	$ 31,908,728
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.00125 par value, 100,000,000 shares authorized, 8,000,000 shares issued and outstanding	[1]	$ 10,000	$ 10,000
Subscription receivable		(10,000)	(10,000)
Additional paid-in capital		19,011,464	19,011,464
Statutory reserves		3,922,228	3,771,665
Retained earnings		21,211,829	12,682,821
Accumulated other comprehensive income		2,506,840	2,180,652
Total Yulong Eco-Materials Limited's equity		46,652,361	37,646,602
Total liabilities and equity		$ 77,598,465	$ 69,555,330

[1]	Giving retroactive effect to the 4-for-5 reverse stock split effected on March 3, 2015.